Consolidated condensed cash flow statements - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Consolidated cash flow statements [Abstract]
Profit/(loss) for the period		$ 22,747	$ 73,175
Financial expense and non-monetary adjustments		361,616	297,862
II. Profit for the period adjusted by financial expense and non-monetary adjustments		384,363	371,037
III. Variations in working capital		(91,926)	(47,227)
Net interest and income tax paid		(143,329)	(160,604)
A. Net cash provided by operating activities		149,108	163,206
Investments in contracted concessional assets	[1]	14,704	62,690
Other non-current assets/liabilities		(30,439)	(11,362)
Acquisitions of subsidiaries and other financial instruments		(103,614)	(6,806)
B. Net cash provided by/(used in) investing activities		(119,349)	44,522
Proceeds from Project & Corporate debt		308,981	73,767
Repayment of Project & Corporate debt		(433,906)	(211,441)
Dividends paid to Company's shareholders		(76,705)	(63,137)
Dividends paid to non-controlling interest		(5,105)	(6,787)
Proceeds from capital increase		30,000	0
Proceeds from non-controlling interest		92,303	0
C. Net cash provided by/(used in) financing activities		(84,432)	(207,598)
Net increase/(decrease) in cash and cash equivalents		(54,673)	130
Cash and cash equivalents at beginning of the period		631,542	669,387
Translation differences in cash or cash equivalent		(803)	(12,305)
Cash and cash equivalents at end of the period		$ 576,066	$ 657,212

[1]	Includes proceeds for $14.8 million and $60.8 million for the six-month period ended June 30, 2019 and June 30, 2018 respectively, related to the amounts received from Abengoa by Solana further to Abengoa's obligation as EPC Contractor. For further details, we refer to Note 10 of the Company's consolidated financial statements for the year ended December 31, 2018 included in the annual report for the fiscal year ended December 31, 2018 20-F.